Average Annual Total Returns - Class A C S I N T Shares - Janus Henderson Developed World Bond Fund	Class A Return Before Taxes 1 Year		Class A Return Before Taxes 5 Years		Class A Return Before Taxes 10 Years		Class A Return Before Taxes Since Inception		Class A Return Before Taxes Inception Date		Class A Return After Taxes on Distributions 1 Year		Class A Return After Taxes on Distributions 5 Years		Class A Return After Taxes on Distributions 10 Years		Class A Return After Taxes on Distributions Since Inception		Class A Return After Taxes on Distributions Inception Date		Class A Return After Taxes on Distributions and Sale of Fund Shares 1 Year		Class A Return After Taxes on Distributions and Sale of Fund Shares 5 Years		Class A Return After Taxes on Distributions and Sale of Fund Shares 10 Years		Class A Return After Taxes on Distributions and Sale of Fund Shares Since Inception		Class A Return After Taxes on Distributions and Sale of Fund Shares Inception Date		Class A Bloomberg Global Aggregate Credit Index (USD Hedged) (reflects no deduction for expenses, fees, or taxes) 1 Year	Class A Bloomberg Global Aggregate Credit Index (USD Hedged) (reflects no deduction for expenses, fees, or taxes) 5 Years	Class A Bloomberg Global Aggregate Credit Index (USD Hedged) (reflects no deduction for expenses, fees, or taxes) 10 Years	Class A Bloomberg Global Aggregate Credit Index (USD Hedged) (reflects no deduction for expenses, fees, or taxes) Since Inception	Class C Return Before Taxes 1 Year		Class C Return Before Taxes 5 Years		Class C Return Before Taxes 10 Years		Class C Return Before Taxes Since Inception		Class C Return Before Taxes Inception Date		Class C Bloomberg Global Aggregate Credit Index (USD Hedged) (reflects no deduction for expenses, fees, or taxes) 1 Year	Class C Bloomberg Global Aggregate Credit Index (USD Hedged) (reflects no deduction for expenses, fees, or taxes) 5 Years	Class C Bloomberg Global Aggregate Credit Index (USD Hedged) (reflects no deduction for expenses, fees, or taxes) 10 Years	Class C Bloomberg Global Aggregate Credit Index (USD Hedged) (reflects no deduction for expenses, fees, or taxes) Since Inception	Class S Return Before Taxes 1 Year	Class S Return Before Taxes 5 Years	Class S Return Before Taxes 10 Years	Class S Return Before Taxes Since Inception	Class S Return Before Taxes Inception Date	Class S Bloomberg Global Aggregate Credit Index (USD Hedged) (reflects no deduction for expenses, fees, or taxes) 1 Year	Class S Bloomberg Global Aggregate Credit Index (USD Hedged) (reflects no deduction for expenses, fees, or taxes) 5 Years	Class S Bloomberg Global Aggregate Credit Index (USD Hedged) (reflects no deduction for expenses, fees, or taxes) 10 Years	Class S Bloomberg Global Aggregate Credit Index (USD Hedged) (reflects no deduction for expenses, fees, or taxes) Since Inception	Class I Return Before Taxes 1 Year	Class I Return Before Taxes 5 Years	Class I Return Before Taxes 10 Years	Class I Return Before Taxes Since Inception	Class I Return Before Taxes Inception Date	Class I Bloomberg Global Aggregate Credit Index (USD Hedged) (reflects no deduction for expenses, fees, or taxes) 1 Year	Class I Bloomberg Global Aggregate Credit Index (USD Hedged) (reflects no deduction for expenses, fees, or taxes) 5 Years	Class I Bloomberg Global Aggregate Credit Index (USD Hedged) (reflects no deduction for expenses, fees, or taxes) 10 Years	Class I Bloomberg Global Aggregate Credit Index (USD Hedged) (reflects no deduction for expenses, fees, or taxes) Since Inception	Class N Return Before Taxes 1 Year	Class N Return Before Taxes 5 Years	Class N Return Before Taxes 10 Years	Class N Return Before Taxes Since Inception	Class N Return Before Taxes Inception Date	Class N Bloomberg Global Aggregate Credit Index (USD Hedged) (reflects no deduction for expenses, fees, or taxes) 1 Year	Class N Bloomberg Global Aggregate Credit Index (USD Hedged) (reflects no deduction for expenses, fees, or taxes) 5 Years	Class N Bloomberg Global Aggregate Credit Index (USD Hedged) (reflects no deduction for expenses, fees, or taxes) 10 Years	Class N Bloomberg Global Aggregate Credit Index (USD Hedged) (reflects no deduction for expenses, fees, or taxes) Since Inception	Class T Return Before Taxes 1 Year	Class T Return Before Taxes 5 Years	Class T Return Before Taxes 10 Years	Class T Return Before Taxes Since Inception	Class T Return Before Taxes Inception Date	Class T Bloomberg Global Aggregate Credit Index (USD Hedged) (reflects no deduction for expenses, fees, or taxes) 1 Year	Class T Bloomberg Global Aggregate Credit Index (USD Hedged) (reflects no deduction for expenses, fees, or taxes) 5 Years	Class T Bloomberg Global Aggregate Credit Index (USD Hedged) (reflects no deduction for expenses, fees, or taxes) 10 Years	Class T Bloomberg Global Aggregate Credit Index (USD Hedged) (reflects no deduction for expenses, fees, or taxes) Since Inception
Total	3.98%	[1]	5.05%	[1]	4.98%	[1]	5.11%	[1]	Sep. 30, 2003	[1]	2.19%	[1]	3.70%	[1]	3.38%	[1]	3.34%	[1]	Sep. 30, 2003	[1]	2.35%	[1],[2]	3.31%	[1],[2]	3.15%	[1],[2]	3.23%	[1],[2]	Sep. 30, 2003	[1],[2]	7.78%	5.97%	5.17%	4.96%	7.45%	[3]	5.30%	[3]	4.70%	[3]	4.60%	[3]	Sep. 30, 2003	[3]	7.78%	5.97%	5.17%	4.96%	8.96%	5.94%	5.39%	5.34%	Sep. 30, 2003	7.78%	5.97%	5.17%	4.96%	9.46%	6.35%	5.74%	5.55%	Sep. 30, 2003	7.78%	5.97%	5.17%	4.96%	9.50%	6.41%	5.65%	5.50%	Sep. 30, 2003	7.78%	5.97%	5.17%	4.96%	9.22%	6.15%	5.52%	5.42%	Sep. 30, 2003	7.78%	5.97%	5.17%	4.96%

[1]	Fund returns calculated assuming maximum permitted sales loads.
[2]	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.
[3]	The one year return is calculated to include the contingent deferred sales charge.